Related parties (Details 3) R$ in Thousands				12 Months Ended
	Dec. 06, 2019 BRL (R$)	Nov. 11, 2019 BRL (R$)	Nov. 06, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Transactions held with Related parties
Indemnification asset				R$ 153,714	R$ 149,600
Cost Sharing				R$ 48,133
Copyright license
Transactions held with Related parties
Agreement term				3 years
Related parties
Transactions held with Related parties
Outstanding contract commitments				R$ 135,307	49,244	R$ 446
Indemnification asset				1,537	R$ 1,496
Cost Sharing				R$ 48,133
Related parties | Trademark license
Transactions held with Related parties
Agreement term	20 years
Trademark	R$ 0
Number of license agreements	2
Related parties | Editora E Distribuidora Educacional S.A (“EDE”) | Copyright license
Transactions held with Related parties
Copyright license		R$ 0
Agreement term		3 years
Related parties | Editora E Distribuidora Educacional S.A (“EDE”) | Trademark license
Transactions held with Related parties
Agreement term			20 years
Trademark			R$ 0